Earnings Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Common Share [Abstract]
Net Income	$ 7,563	$ 1,939
Weighted average common shares outstanding, basic (in shares)	4,626,197	4,626,197
Weighted average common shares outstanding, diluted (in shares)	4,626,197	4,626,197
Earnings per share, basic (in dollars per share)	$ 1.63	$ 0.42
Earnings per share, diluted (in dollars per share)	$ 1.63	$ 0.42
Dilutive shares of warrants (in shares)	0